Leases - Lease Deposits and Rents Paid to NLB (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Leases
Lease deposits
Rental expenses			¥ 622	[1]

[1]	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.